Employee Benefits - Summary of Principal Assumptions Used (Details)	Dec. 31, 2023	Dec. 31, 2022
Italy
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	3.17%	3.77%
Future salary increase %	0.50%	0.50%
Inflation rate %	2.00%	2.30%
Germany
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	2.80%	3.10%
Mexico
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	9.25%	9.25%
Future salary increase %	4.50%	4.50%
Inflation rate %	3.50%	3.50%
Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Discount Rate %	3.17%	3.77%
Future salary increase %	6.00%	6.00%